Share-based payment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Expense Recognized for Employee Services Received
The expense recognized for employee services received during the year is shown in the following table:

	31.12.2017	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	RMB’000	US$’000

Expense arising from equity-settled share-based payment transactions	1,592	—	—	—

Total expense arising from share-based payment transactions	1,592	—	—	—

Number and Weighted Average Exercise Prices ("WAEP") of, and Movements in Share Options
The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in share options during the year:

	Number of share options	WAEP		Number of share options	WAEP
	31.12.2018	31.12.2018		31.12.2019	31.12.2019

Outstanding at January 1 and December 31	470,000	US$	21.11	470,000	US$	21.11

Exercisable at December 31	470,000	US$	21.11	470,000	US$	21.11

Fair Value of Share Options and Assumptions

Date of grant of options	On July 29, 2014

Fair value at measurement date (US$)	5.70 – 6.74

Share price (US$)	21.11
Exercise price (US$)	21.11
Expected volatility (%)	47.4
Expected option life (years)	3.5 – 5.5
Expected dividends (%)	5.81
Risk-free interest rate (%)	1.4 – 2.0